Prospectus 2 [Member] Performance Management - Prospectus 2 - PUTNAM MORTGAGE OPPORTUNITIES FUND	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of Class I shares and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and additional indexes with characteristics relevant to the fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of Class I shares and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and additional indexes with characteristics relevant to the fund.
Bar Chart [Heading]	Annual total returns for class I shares before sales charges
Bar Chart Closing [Text Block]

Best Quarter:	Q4 2020	4.28%
Worst Quarter:	Q1 2020	-13.14%
As of June 30, 2025, the class’s year-to-date return was 5.58%.

Performance Table Heading	Average annual total returns after sales charges For periods ended 12/31/25
Performance Table Narrative
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Performance Table Uses Highest Federal Rate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Availability Website Address [Text]	www.franklintempleton.com
CLASS I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.58%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BestQuarter:
Highest Quarterly Return	4.28%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WorstQuarter:
Lowest Quarterly Return	(13.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020